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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          June 30, 2007
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Caldwell & Orkin, Inc.
          ----------------------------------------------------------
Address:    Suite 150
          ----------------------------------------------------------
            6200 The Corners Parkway
          ----------------------------------------------------------
            Norcross, Georgia  30092
          ----------------------------------------------------------

Form 13F File Number:   28-     2699
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Michael B. Orkin
                  ----------------------------------------------------------
          Title:    CEO
                  ----------------------------------------------------------
          Phone:    (678)  533-7850
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael B. Orkin      Norcross, Georgia        August 14, 2007
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                             ----------------------------

Form 13F Information Table Entry Total:        88
                                             ----------------------------

Form 13F Information Table Value Total:      $ 138,640
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.            Form 13F file Number        Name

          1             28-     3468                C & O Funds Advisor, Inc.
         ---               -----------------        ----------------------------










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Caldwell & Orkin, Inc.
FORM 13F

                   June 30, 2007


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/   Sh/   Put/   Invstmt    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt   Prn   Call   Dscretn    Managers    Sole    Shared    None

      --------------            -----    -----     --------  -------   ---   ----   -------    --------    ----    ------    ----

ABB LTD-ADR                     COM     000375204      2339  103500    SH              Sole                103500
ABBOTT LABORATORIES             COM     002824100      2890   53975    SH              Sole                 53975
ADA-ES INC.                     COM     005208103       540   25300    SH              Sole                 25300
ADOBE SYSTEMS INC               COM     00724F101      4422  110128    SH              Sole                110128
AES CORPORATION                 COM     00130h105      1002   45800    SH              Sole                 45800
AKAMAI TECHNOLOGIES             COM     00971t101      1839   37800    SH              Sole                 37800
ALTRIA GROUP, INC.              COM     02209s103      3481   49630    SH              Sole                 49630
AMERICAN TOWER CORP             COM     029912201      1386   33000    SH              Sole                 33000
ARBITRON INC.                   COM     03875q108      2118   41100    SH              Sole                 41100
ARRIS GROUP                     COM     04269q100      6209  353000    SH              Sole                353000
BE AEROSPACE INC.               COM     073302101      2449   59300    SH              Sole                 59300
BERKSHIRE HATHAWAY CL.B         COM     084670207      1406     390    SH              Sole                   390
BOEING COMPANY                  COM     097023105      3024   31450    SH              Sole                 31450
C-COR INC.                      COM     125010108      2004  142500    SH              Sole                142500
CALGON CARBON CORP.             COM     129603106      2245  193500    SH              Sole                193500
CAMPBELL SOUP COMPANY           COM     134429109      1141   29400    SH              Sole                 29400
CHESAPEAKE ENERGY CORP.         COM     165167107       931   26900    SH              Sole                 26900
CITIGROUP INC. COM              COM     172967101      1733   33793    SH              Sole                 33793
CLOROX COMPANY                  COM     189054109      1071   17240    SH              Sole                 17240
COCA COLA CO COM                COM     191216100      4143   79200    SH              Sole                 79200
COLGATE-PALMOLIVE               COM     194162103       869   13400    SH              Sole                 13400
COMCAST CORP. SP/CL-A           COM     20030n200      1853   66275    SH              Sole                 66275
COMMERCE BANCORP                COM     200519106      3418   92400    SH              Sole                 92400
COMMSCOPE, INC.                 COM     203372107      1926   33000    SH              Sole                 33000
COMPUTER SCIENCES               COM     205363104      1198   20250    SH              Sole                 20250
COMSTOCK RESOURCES INC.         COM     205768203       968   32300    SH              Sole                 32300
CONCURRENT COMPUTER CORP.       COM     206710204       865  483000    SH              Sole                483000
CORNING, INC.                   COM     219350105      5478  214400    SH              Sole                214400
COVANTA HOLDING CORP.           COM     22282e102      2364   95900    SH              Sole                 95900
EDISON INTERNATIONAL            COM     281020107      1246   22200    SH              Sole                 22200
ENERGYSOUTH INC                 COM     292970100       297    5831    SH              Sole                  5831
EXXON MOBIL CORP.               COM     30231G102      1205   14370    SH              Sole                 14370
FOUNDRY NETWORKS                COM     35063r100      1983  119000    SH              Sole                119000
FPL GROUP                       COM     302571104      205     3618    SH              Sole                  3618
GAMESTOP CORP.                  COM     36467w109      2330   59600    SH              Sole                 59600
GAYLORD ENTERTAINMENT CO.       COM     367905106      4498   83850    SH              Sole                 83850
HALLIBURTON CO                  COM     406216101      1735   50300    SH              Sole                 50300
HEALTHEXTRAS, INC.              COM     422211102      1961   66300    SH              Sole                 66300
HOME DEPOT INC.                 COM     437076102       909   23100    SH              Sole                 23100
INVERNESS MEDICAL INNOVATION    COM     46126p106      1775   34800    SH              Sole                 34800
JACK IN THE BOX, INC.           COM     466367109       511    7200    SH              Sole                  7200
JOHNSON & JOHNSON               COM     478160104      2276   36931    SH              Sole                 36931
KEYCORP                         COM     493267108       309    9000    SH              Sole                  9000
KRAFT FOODS, INC.               COM     50075n104      1425   40432    SH              Sole                 40432
LAMAR ADVERTISING               COM     512815101      1807   28800    SH              Sole                 28800
LEVEL 3 COMMUNICATIONS          COM     52729n100      2070  353800    SH              Sole                353800
MGI PHARMA, INC.                COM     552880106       672   30050    SH              Sole                 30050
NATIONAL FUEL GAS CO.           COM     636180101       671   15500    SH              Sole                 15500
NDS GROUP PLC - ADR             COM     628891103       263    5600    SH              Sole                  5600
NEWELL COMPANY                  COM     651229106       677   23000    SH              Sole                 23000
NEWS CORP-CL B                  COM     65248e203       647   28200    SH              Sole                 28200
NICE SYSTEMS LTD-ADR            COM     653656108      1678   48300    SH              Sole                 48300
OMNITURE, INC.                  COM     68212s109       692   30200    SH              Sole                 30200
PEPSICO INC.                    COM     713448108      4398   67825    SH              Sole                 67825
PG&E CORP.                      COM     69331c108      1488   32855    SH              Sole                 32855
PMC-SIERRA INC                  COM     69344F106      3441  445100    SH              Sole                445100
PPL CORP.                       COM     69351t106      1722   36800    SH              Sole                 36800
PRECISION CASTPARTS CORP.       COM     740189105       534    4400    SH              Sole                  4400
PROCTOR & GAMBLE                COM     742718109      3104   50728    SH              Sole                 50728
PROTEIN DESIGN LABS             COM     69329y104      3092  132700    SH              Sole                132700
REPUBLIC SERVICES               COM     760759100      1746   56975    SH              Sole                 56975
SAKS INCORPORATED               COM     79377w108       969   45400    SH              Sole                 45400
SANDISK CORP.                   COM     80004c101      1811   37000    SH              Sole                 37000
SHUTTERFLY INC.                 COM     82568p304      1177   54600    SH              Sole                 54600
TRANSITION THERAPEUTICS, INC.   COM     893716100       201  122100    SH              Sole                122100
TRANSOCEAN OFFSHORE INC.        COM     g90078109       562    5300    SH              Sole                  5300
VISUAL SCIENCES INC.            COM     92845h108       459   29700    SH              Sole                 29700
WALT DISNEY                     COM     254687106      4438  130000    SH              Sole                130000
WESCO INTERNATIONAL INC.        COM     95082p105      1862   30800    SH              Sole                 30800
WRIGLEY WM JR COMPANY           COM     982526105      1084   19600    SH              Sole                 19600
YAHOO! INC                      COM     984332106      1088   40100    SH              Sole                 40100
YAMANA GOLD INC.                COM     98462y100      1510  135800    SH              Sole                135800
BZH PUTS 11/17/2007 30.00       PUT     07556q8wf       693    1035    SH    PUT       Sole                  1035
CBRL PUTS 9/22/2007 45.00       PUT     12489v8ui       691    1975    SH    PUT       Sole                  1975
CCRT PUTS 10/20/2007 35.00      PUT     20478n8vg       245     960    SH    PUT       Sole                   960
CORS PUTS 9/22/2007 20.00       PUT     2208738ud       341     852    SH    PUT       Sole                   852
DHI PUTS 11/17/2007 25.00       PUT     23331a8we       611    1175    SH    PUT       Sole                  1175
FMD PUTS 9/22/2007 45.00        PUT     3207718ui       351     508    SH    PUT       Sole                   508
IMB PUTS 10/20/2007 30.00       PUT     4566078vf       295     670    SH    PUT       Sole                   670
QQQQ PUTS 8/18/2007 47.00       PUT     73935a8tu       261    3000    SH    PUT       Sole                  3000
ADBE CALLS 1/19/2008 42.50      CALL    00724f9av       475    1440    SH    CALL      Sole                  1440
CMCS.K CALLS 1/19/2008 25.00    CALL    20030N9AE       241     560    SH    CALL      Sole                   560
CMCS.K CALLS 10/20/2007 25.00   CALL    20030n9je       231     625    SH    CALL      Sole                   625
DIS CALLS 7/21/2007 35.00       CALL    2546879gg       206    3740    SH    CALL      Sole                  3740
EIX CALLS 1/19/2008 55.00       CALL    2810209ak       400     800    SH    CALL      Sole                   800
GE CALLS 1/19/2008 40.00        CALL    3696049ah       385    2375    SH    CALL      Sole                  2375
GLW CALLS 11/17/2007 25.00      CALL    2193509ke       744    2807    SH    CALL      Sole                  2807
KO CALLS 1/19/08 52.50          CALL    1912169ax       630    2137    SH    CALL      Sole                  2137


REPORT SUMMARY               88 DATA RECORDS   138640       1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED




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